Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 19,079	$ 18,746
Less: Accumulated amortization	(9,132)	(7,071)
Other intangible assets, Net	9,947	11,675
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,514	4,222
Less: Accumulated amortization	(3,835)	(3,532)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,031	3,018
Less: Accumulated amortization	(1,475)	(1,186)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	448	448
Less: Accumulated amortization	(448)	(448)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	489	487
Less: Accumulated amortization	(489)	(487)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10,397	10,372
Less: Accumulated amortization	(2,685)	(1,219)
Platform
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	200	199
Less: Accumulated amortization	$ (200)	$ (199)